Loans - Additional Information (Detail) In Millions, unless otherwise specified	Mar. 31, 2014 USD ($)	Mar. 31, 2014 INR	Mar. 31, 2013 INR
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans pledged as collateral for borrowings	$ 1,929.6	115,777.3	79,371.0